Fair value measurement of financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Fair value measurement of financial instruments [Abstract]
Disclosure of significant unobservable inputs used in fair value measurement of assets
Fair value measurements using significant unobservable inputs (level 3)- equity investments at FVOCI

Unlisted equity securities
£’000
Opening balance as at January 1, 2022	2,145
Gain/(loss) recognised in other comprehensive income	—
Closing balance as at June 30, 2022	2,145